Shareholder Report, Holdings (Details) - C000222778	Dec. 31, 2024
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
61945C103 | Mosaic Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Banks Savings-Deposit Account
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	36.80%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.60%
InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	0.10%
InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
InvestmentType_Short Term Investments - Other
Holdings [Line Items]
Percent of Total Investments	0.30%